Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital stock, total shares authorized	850,000,000	850,000,000
Capital stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Capital stock, shares of excess common stock	238,000,000	238,000,000
Capital stock, authorized shares of preferred stock	100,000,000	100,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares authorized	1,000,000	1,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares issued	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, shares outstanding	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, liquidation value (in dollars)	$ 39,847	$ 39,847
Common stock held in treasury, shares	3,877,448	4,003,451
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	511,990,000	511,990,000
Common stock, shares issued	297,725,698	296,957,360
Common stock, shares outstanding	297,725,698	296,957,360
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000